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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: / /     (a)

         or fiscal year ending:     12/31/04           (b)

Is this a transition report? (Y/N)                                                N
                                                                                -----
Is this an amendment to a previous filing? (Y/N)                                  N
                                                                                -----
Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name:         NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL
                                 LIFE SEPARATE ACCOUNT-I

     B. File Number:            811-07697

     C. Telephone Number:       (212) 576-7000

2.   A. Street:                 51 MADISON AVENUE

     B. City: NEW YORK          C. State: NY       D. Zip Code: 10010  Zip Ext:

     E. Foreign Country:                           Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)                   N
                                                                                 ---
4.   Is this the last filing on this form by Registrant? (Y/N)                    N
                                                                                 ---
5.   Is Registrant a small business investment company (SBIC)? (Y/N)              N
                                                                                 ---
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                           Y
                                                                                 ---
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A. Is Registrant a series or multiple portfolio company?(Y/N)                Y
                                                                                 ---
     [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of
        the period?                                                               56
                                                                                 ---

                                                       If filing more than one
                                                       Page 2, "X" box [ ]

For period ending 12/31/04

File number 811-07697


C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME
NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                                          Is this the
Series                                                                    last filing
Number                       Series Name                                for this series?
------                       -----------                                ----------------
CSVUL                                                                        (Y/N)
  1.  MainStay VP Bond -- Initial Class                                        N
  2.  MainStay VP Capital Appreciation -- Initial Class                        N
  3.  MainStay VP Cash Management                                              N
  4.  MainStay VP Convertible -- Initial Class                                 N
  5.  MainStay VP Government -- Initial Class                                  N
  6.  MainStay VP Common Stock -- Initial Class(Formerly Mainstay VP
        Growth Equity)                                                         N
  7.  MainStay VP High Yield Corporate Bond -- Initial Class                   N
  8.  MainStay VP S+P 500 Index -- Initial Class(Formerly MainStay VP
        Indexed Equity)                                                        N
  9.  MainStay VP International Equity -- Initial Class                        N
 10.  MainStay VP Mid Cap Core -- Initial Class                                N
 11.  MainStay VP Total Return -- Initial Class                                N
 12.  MainStay VP Value -- Initial Class                                       N
 13.  MainStay VP American Century Income & Growth -- Initial Class            N
 14.  MainStay VP Dreyfus Large Company Value -- Initial Class                 N
 15.  MainStay VP Eagle Asset Management Growth Equity -- Initial Class        N
 16.  Alger American Small Capitalization -- Class O Shares                    N
 17.  Calvert Social Balanced                                                  N
 18.  Dreyfus IP Technology Growth -- Initial Shares                           N
 19.  Dreyfus VIF Developing Leaders -- Initial Shares                         N
 20.  Fidelity(R) VIP Contrafund(R) -- Initial Class                           N
 21   Fidelity(R) VIP Equity-Income -- Initial Class                           N
 22.  Fidelity(R) VIP Growth -- Initial Class                                  N
 23.  Fidelity(R) Index 500 -- Initial Class                                   N
 24.  Fidelity(R) VIP Investment Grade Bond -- Initial Class                   N
 25.  Fidelity(R) VIP Mid Cap -- Initial Class                                 N
 26.  Fidelity(R) VIP Overseas -- Initial Class                                N
 27.  Janus Aspen Series Balanced -- Institutional Shares                      N
 28.  Janus Aspen Series Worldwide Growth -- Institutional Shares              N
 29.  Lord Abbett Series Fund - Mid-Cap Value Portfolio                        N
 30.  MFS(R) Investors Trust Series -- Initial Class                           N
 31.  MFS(R) Utilities Series  -- Initial Class                                N
 32.  Morgan Stanley UIF Emerging Markets Equity -- Class I                    N
 33.  Morgan Stanley UIF U.S. Real Estate -- Class I                           N
 34.  Scudder VIT Small Cap Index -- Class A Shares                            N
 35.  T. Rowe Price Equity Income Portfolio                                    N
 36.  T. Rowe Price Limited -- Term Bond Portfolio                             N
 37.  MainStay VP Mid Cap Growth -- Initial Class                              N
 38.  MainStay VP Mid Cap Value -- Initial Class                               N
 39.  MainStay VP Small Cap Growth -- Initial Class                            N
 40.  Alger American Leveraged All Cap -- Class O Shares                       N
 41.  Janus Aspen Series Mid Cap Growth -- Institutional Shares                N
 42.  MFS(R) New Discovery Series -- Initial Class                             N
 43.  Morgan Stanley UIF Emerging Markets Debt -- Class I                      N
 44.  Scudder VIT EAFE(R) Equity Index -- Class A Shares                       N
 45.  T. Rowe Price Blue Chip Growth Portfolio                                 N
 46.  T. Rowe Price International Stock Portfolio                              N
 47.  T. Rowe Price New America Growth Portfolio                               N
 48.  MainStay VP Lord Abbett Developing Growth -- Initial Class               N
 49.  American Century VP Value Fund -- Class II                               N
 50.  Fidelity(R) VIP Value Strategies -- Service Class 2                      N
 51.  PIMCO Low Duration -- Administrative Shares                              N
 52.  PIMCO Real Return -- Administrative Shares                               N
 53.  PIMCO Total Return -- Administrative Shares                              N
 54.  Royce Micro -- Cap Portfolio                                             N
 55.  T. Rowe Price Personal Strategy Balanced Portfolio                       N
 56.  Van Eck Worldwide Absolute Return                                        N

                                                       If filing more than one
                                                       Page 47, "X" box [ ]

For period ending 12/31/04

File number 811-07697


UNIT INVESTMENT TRUSTS

111.  A. [/] Depositor Name: _________________________________________________

      B. [/] File Number (If any): _______________________

      C. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


111.  A. [/] Depositor Name: _________________________________________________

      B. [/] File Number (If any): _______________________

      C. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____


112.  A. [/] Sponsor Name: ___________________________________________________

      B. [/] File Number (If any): _______________________

      C. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


112.  A. [/] Sponsor Name: ___________________________________________________

      B. [/] File Number (If any): _______________________

      C. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________

                                                      If filing more than one
                                                      Page 48, "X" box: [ ]
For period ending 12/31/04

File number 811-07697


113.  A. [/] Trustee Name: ___________________________________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


113.  A. [/] Trustee Name: ___________________________________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


114.  A. [/] Principal Underwriter Name: _____________________________________

      B. [/] File Number: 8-_______________________

      C. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


115.  A. [/] Independent Public Accountant Name: ______________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


115.  A. [/] Independent Public Accountant Name: _____________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________

                                                        If filing more than one
                                                         Page 49, "X" box: [ ]
For period ending 12/31/04

File number   811-07697

116. Family of investment companies information:

       A. [/] Is Registrant part of a family of investment companies? Y/N ______________________________________ _________
                                                                         Y/N
       B. [/] Identify the family in 10 letters:________________________________
              (NOTE: In filing this form, use this identification
                consistently for all investment companies in family. This designation is for purposes of this form only.)

117.   A. [/] Is Registrant a separate account of an insurance
                company?  Y/N  _______________________________________ _________
                                                                         Y/N
       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

       B. [/] Variable annuity contracts?   (Y/N)  ___________________ _________
                                                                         Y/N
       C. [/] Scheduled premium variable life
                contracts? (Y/N) ______________________________________ ________
                                                                         Y/N
       D. [/] Flexible premium variable life
             contracts? (Y/N) _________________________________________ ________
                                                                         Y/N
       E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N) _______________________ ________
                                                                         Y/N
118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 _______________________________________________ ________

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period _____________________________________________ ________

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)___________________________________________ $________

121. [/] State the number of series for which a current prospectus was in existence at the end of the period ___________________________ ________

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period _______________________________________________________ ________

                                                     If filing more than one
                                                      Page 50, "X" box: [ ]
For period ending 12/31/04

File number 811-07697


123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted) ______________________________________ $ ________

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
     ($000's omitted) _______________________________________________ $ ________

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
      ($000's omitted)                                                $   297
     ________________________________________________________________   ________

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
     ($000's omitted) _______________________________________________ $ ________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                      Number of                Total Assets   Total Income
                                                      Series                     ($000's      Distributions
                                                      Investing                  omitted)    ($000's omitted)
                                                      ---------                ------------ -----------------
A. U.S. Treasury direct issue                                                  $             $
                                                      ----------------         --------      ------------

B. U.S. Government agency                                                      $             $
                                                      ----------------         --------      ------------
C. State and municipal tax-free                                                $             $
                                                      ----------------         --------      ------------
D. Public utility debt                                                         $             $
                                                      ----------------         --------      ------------
E. Brokers or dealers debt or debt of
     brokers' or dealers' parent                                               $             $
                                                     ----------------          --------      ------------
F. All other corporate intermed. & long-
     term debt                                                                 $             $
                                                     ----------------          --------      ------------
G. All other corporate short-term debt                                         $             $
                                                     ----------------          --------      ------------
H. Equity securities of brokers or dealers                                     $             $
      or parents of brokers or dealers               ----------------          --------      ------------


I. Investment company equity securities                                        $             $
                                                      ----------------         --------      ------------
J. All other equity securities                                1                $606,559      $
                                                      ----------------         --------      ------------
K. Other securities
                                                                               $             $
                                                      ----------------         --------      ------------
L. Total assets of all series of registrant                   1                $606,559      $
                                                      ----------------         --------      ------------

                                                       If filing more than one
                                                        Page 51, "X" box: [ ]

For period ending 12/31/04

File number 811-07697


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) _______________________________________________ ________
                                                                         Y/N

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) ______________________________________ _________
                                                                         Y/N

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) ______________________________ _________
                                                                          Y/N

131.     Total expenses incurred by all series of Registrant during the current
         reporting period ($000's omitted)__________________________    $1,742
                                                                       _________

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-_______   811-_______  811-_______    811-_______   811-_______

          811-_______   811-_______  811-_______    811-_______   811-_______

          811-_______   811-_______  811-_______    811-_______   811-_______

          811-_______   811-_______  811-_______    811-_______   811-_______

          811-_______   811-_______  811-_______    811-_______   811-_______

          811-_______   811-_______  811-_______    811-_______   811-_______

          811-_______   811-_______  811-_______    811-_______   811-_______

          811-_______   811-_______  811-_______    811-_______   811-_______

          811-_______   811-_______  811-_______    811-_______   811-_______

                                 SIGNATURE PAGE

For period ending 12/31/04

File number 811-07697



         This report is signed on behalf of the Registrant, NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, in the City of New York, in the State of New York, on the 25th day of February, 2005.


                                      NYLIAC Corporate Sponsored Variable
                                      Universal Life Separate Account-I

                                      By:  /s/ ANGELO SCIALABBA
                                          -----------------------------------
                                                Angelo Scialabba
                                                Vice President and Controller


Witness:


/s/ MARY HALLAHAN
-------------------------------
Mary Hallahan
Corporate Vice President